Accounts Payable and Accrued Expenses - Schedule of Accounts Payable and Accrued Expenses (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024
Schedule of Accounts Payable and Accrued Expenses [Abstract]
Research and development expenses payable	$ 858,965	$ 778,205
Professional fees payable	40,019	127,031
Others	12,496	13,375
Accounts payable and accrued expenses	$ 911,480	$ 918,611